Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Copper Property CTL Pass Through Trust
Entity Central Index Key	0001837671
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	000-56236
Entity Tax Identification Number	85-6822811
Entity Address, Address Line One	3 Second Street, Suite 206
Entity Address, Postal Zip Code	07311-4056
Entity Address, State or Province	NJ
Entity Address, City or Town	Jersey City
City Area Code	201
Local Phone Number	839-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false